Shareholder Report, Average Annual Return (Details) 193975_Innovator International Developed Power Buffer ETF - December_TF_TSR Annual {TF}	12 Months Ended	23 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Innovator International Developed Power Buffer ETF™ - December
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Innovator International Developed Power Buffer ETF - December NAV
Average Annual Return, Percent	15.68%	12.72%
MSCI EAFE Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net (USD)
Average Annual Return, Percent	23.03%	18.45%
MSCI EAFE Price (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Price (USD)
Average Annual Return, Percent	19.91%	15.40%